Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for accounts and notes receivable, current	$ 301	$ 457
Allowance for long-term receivables, noncurrent	$ 340	$ 552
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (usd per share)	$ 1	$ 1
Preferred stock, shares issued (in shares)	0	0
Common stock, shares authorized (in shares)	6,000,000,000	6,000,000,000
Common stock, par value (usd per share)	$ 0.75	$ 0.75
Common stock, shares issued (in shares)	2,442,676,580	2,442,676,580
Treasury stock, shares (in shares)	577,028,776	527,460,237
Redeemable mezzanine equity	$ 166	$ 142
Finance lease liabilities	$ 574	$ 403